Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Summary of Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

	December 31, 2019	September 30, 2020
	(in thousands)
Accrued employee compensation and benefits	$3,255	$3,798
Accrued external research and development expenses	1,344	2,037
Accrued professional fees	619	890
Deferred rent	1,370	1,380
Other	319	640

	$6,907	$8,745

Accrued expenses consisted of the following:

	December 31,
(in thousands)	2018	2019
Accrued employee compensation and benefits	$2,572	$3,255
Accrued external research and development expenses	1,284	1,344
Accrued professional fees	102	619
Deferred rent	4	1,370
Other	912	319

	$4,874	$6,907